New Accounting Pronouncements	12 Months Ended
Dec. 31, 2024
New Accounting Pronouncements [Abstract]
NEW ACCOUNTING PRONOUNCEMENTS

NOTE 7 - NEW ACCOUNTING PRONOUNCEMENTS

Accounting Pronouncements Adopted

In October 2021, the FASB issued ASU 2021-08, “Business Combinations (Topic 805) – Accounting for Contract Assets and Contract Liabilities from Contracts with Customers”, which requires that an acquirer recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606, as if it had originated the contracts. Prior to this ASU, an acquirer generally recognizes contract assets acquired and contract liabilities assumed that arose from contracts with customers at fair value on the acquisition date. The ASU is effective for fiscal years beginning after December 15, 2022, with early adoption permitted. The ASU is applied prospectively to business combinations occurring on or after the effective date of the amendment (or if adopted early as of an interim period, as of the beginning of the fiscal year that includes the interim period of early application). The Company has adopted this accounting pronouncement from January 1, 2023, and there was no material impact on its consolidated financial statements from the adoption.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments in the ASU require that a public entity discloses, on an annual and interim basis, significant segment expenses that are regularly provided to an entity’s chief operating decision maker (“CODM”), a description of other segment items by reportable segment, and any additional measures of a segment’s profit or loss used by the CODM when deciding how to allocate resources. The amendments in this ASU are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Retrospective application is required for all prior periods presented, and early adoption is permitted. The Company has adopted this accounting pronouncement, and there was no material impact on its consolidated financial statements from the adoption.

Issued Accounting Standards Not Yet Adopted

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes: Improvements to Income Tax Disclosures. This guidance requires consistent categories and greater disaggregation of information in the rate reconciliation and disclosures of income taxes paid by jurisdiction. The guidance is effective for fiscal years beginning after December 15, 2024, with early adoption permitted, and should be applied either prospectively or retrospectively. The Company is currently evaluating the impact this guidance may have on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU No. 2024-03 (“ASU 2024-03”), Income Statement-Reporting Comprehensive Income (Topic 220): Expense Disaggregation Disclosures to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2027 on a prospective basis. Early adoption is permitted. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements and related disclosures.